Vessels, Net - Disposal of Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 18, 2014
Proceeds received:
Cash proceeds received from sale of assets	$ 232,956	$ 17,407	$ 0
Carrying Value of assets sold:
Carrying value of assets sold	(1,375,931)	(1,353,131)
Gain on sale of assets	22,599	(21,098)	0
Shinyo Ocean Limited and Shinyo Kannika Limited and Shinyo Kieran Limited and Shinyo Saowalak Limited
Proceeds received:
Cash proceeds received from sale of assets				214,854
Selling expenses				(211)
Proceeds received from sale of assets, net of expenses				379,143
Carrying Value of assets sold:
Vessels				(322,121)
Favorable leases				(32,129)
Other assets / liabilities, net				(1,390)
Carrying value of assets sold				(355,640)
Gain on sale of assets				23,503
Shinyo Ocean Limited and Shinyo Kannika Limited and Shinyo Kieran Limited and Shinyo Saowalak Limited | Common Units
Proceeds received:
Value of stock received				18,640
Shinyo Ocean Limited and Shinyo Kannika Limited and Shinyo Kieran Limited and Shinyo Saowalak Limited | General Partner Units
Proceeds received:
Value of stock received				5,720
Shinyo Ocean Limited and Shinyo Kannika Limited and Shinyo Kieran Limited and Shinyo Saowalak Limited | Subordinated Units
Proceeds received:
Value of stock received				$ 140,140